Pension obligations (Schedule of fair value of plan assets) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Obligations [Line Items]
Plan assets, at fair value	$ 137,721	$ 199,645	$ 203,486
Level 1 [Member]
Pension Obligations [Line Items]
Plan assets, at fair value	52,377	80,137
Level 2 [Member]
Pension Obligations [Line Items]
Plan assets, at fair value	85,344	119,508
Level 3 [Member]
Pension Obligations [Line Items]
Plan assets, at fair value	0	0
Money market instruments [Member]
Pension Obligations [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	2,270	2,045
Money market instruments [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	2,270	2,045
Money market instruments [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	0	0
Money market instruments [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	0	0
Pooled equity funds [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	50,107	78,092
Pooled equity funds [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	50,107	78,092
Pooled equity funds [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Pooled equity funds [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Pooled fixed income funds [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	64,230	97,229
Pooled fixed income funds [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Pooled fixed income funds [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	64,230	97,229
Pooled fixed income funds [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Alternative investment funds [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	20,908	21,983
Alternative investment funds [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Alternative investment funds [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	20,908	21,983
Alternative investment funds [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Balanced Fund [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	206	296
Balanced Fund [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Balanced Fund [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	206	296
Balanced Fund [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	$ 0	$ 0